Financial Risk Management - Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial instruments by type of interest rate [line items]
Reasonably possible change in risk variable, percent increase (decrease)	1.00%	1.00%	1.00%
Long-term debt
Disclosure of financial instruments by type of interest rate [line items]
Reasonably possible increase in risk variable, impact on net earnings (loss)	$ (3,971)	$ (18,009)	$ (6,331)
Fixed interest rate | Purchase consideration payable
Disclosure of financial instruments by type of interest rate [line items]
Reasonably possible increase in risk variable, impact on net earnings (loss)	134	(166)	(1,665)
Reasonably possible decrease in risk variable, impact on net earnings (loss)	$ (131)	$ 177	$ 1,760